PROPERTY AND EQUIPMENT - Movement in property and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	$ 2,848	$ 6,717
Right-of-use assets
Additions	318	526
Disposals	(28)	(15)
Depreciation charge for the year	(146)	(139)
Divestment and reclassification as held for sale		(1,393)
Impairment		(8)
Impairment reversal	2	6
Transfers	0	(5)
Translation adjustment	(60)	(125)
Total
Additions	869	1,285
Disposals	(28)	(70)
Depreciation charge for the year	(527)	(557)
Divestment and reclassification as held for sale	(13)	(4,013)
Impairment	(8)	(54)
Impairment reversal	14	73
Transfers	(17)	(4)
Modifications of right-of-use assets	29	26
Translation adjustment	(269)	(555)
Property and equipment at end of period	2,898	2,848
Cost
Total
Property and equipment at end of period	6,617
Accumulated depreciation and impairment
Total
Property and equipment at end of period	(3,719)
Telecommunication equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	1,698	3,860
Property, plant and equipment
Additions	79	67
Disposals	(1)	(40)
Depreciation charge for the year	(349)	(382)
Divestment and reclassification as held for sale	(12)	(1,991)
Impairment	(3)	(38)
Impairment reversal	2	57
Transfers	456	528
Modifications of right-of-use assets	0	0
Translation adjustment	(182)	(363)
Total
Property and equipment at end of period	1,688	1,698
Telecommunication equipment | Cost
Total
Property and equipment at end of period	4,585
Telecommunication equipment | Accumulated depreciation and impairment
Total
Property and equipment at end of period	(2,897)
Land, buildings and constructions
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	61	151
Property, plant and equipment
Additions	3	7
Disposals	0	(1)
Depreciation charge for the year	(6)	(7)
Divestment and reclassification as held for sale	0	(80)
Impairment	0	(2)
Impairment reversal	0	1
Transfers	7	5
Modifications of right-of-use assets	0	0
Translation adjustment	(4)	(13)
Total
Property and equipment at end of period	61	61
Land, buildings and constructions | Cost
Total
Property and equipment at end of period	151
Land, buildings and constructions | Accumulated depreciation and impairment
Total
Property and equipment at end of period	(90)
Office and other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	97	422
Property, plant and equipment
Additions	31	23
Disposals	(3)	(4)
Depreciation charge for the year	(26)	(29)
Divestment and reclassification as held for sale	(1)	(314)
Impairment	(3)	(3)
Impairment reversal	0	3
Transfers	12	13
Modifications of right-of-use assets	0	0
Translation adjustment	(5)	(14)
Total
Property and equipment at end of period	102	97
Office and other equipment | Cost
Total
Property and equipment at end of period	398
Office and other equipment | Accumulated depreciation and impairment
Total
Property and equipment at end of period	(296)
Equipment not installed and assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	286	451
Property, plant and equipment
Additions	438	662
Disposals		(10)
Depreciation charge for the year	0	0
Divestment and reclassification as held for sale	0	(235)
Impairment	(2)	(3)
Impairment reversal	10	6
Transfers	(492)	(545)
Modifications of right-of-use assets	0	0
Translation adjustment	(18)	(40)
Total
Property and equipment at end of period	226	286
Equipment not installed and assets under construction | Cost
Total
Property and equipment at end of period	240
Equipment not installed and assets under construction | Accumulated depreciation and impairment
Total
Property and equipment at end of period	(14)
Equipment not installed and assets under construction
Property, plant and equipment
Disposals	4
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	706	1,833
Right-of-use assets
Additions	318	526
Disposals	(28)	(15)
Depreciation charge for the year	(146)	(139)
Divestment and reclassification as held for sale	0	(1,393)
Impairment	0	(8)
Impairment reversal	2	6
Transfers	0	(5)
Modifications of right-of-use assets	29	26
Translation adjustment	(60)	(125)
Total
Property and equipment at end of period	821	$ 706
Right-of-use assets | Cost
Total
Property and equipment at end of period	1,243
Right-of-use assets | Accumulated depreciation and impairment
Total
Property and equipment at end of period	$ (422)